Summary of Significant Accounting Policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 14,986	¥ 97,783	¥ 273,433
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total				¥ 189,712
Other revenues
Disaggregation of Revenue [Line Items]
Total	14,986	97,783	273,433	189,712
Late Payment Penalties And Loan Collection Fees [Member]
Disaggregation of Revenue [Line Items]
Total	14,747	96,224	102,910
Late Payment Penalties And Loan Collection Fees [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total				113,313
Others
Disaggregation of Revenue [Line Items]
Total	$ 239	¥ 1,559	¥ 170,523
Others | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total				¥ 76,399